Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Finished goods	$ 116,293	$ 131,408	$ 763,621
Goods in transit		27,960
Inventory valuation allowance	(80,618)	(93,037)	(83,889)	$ (100,785)
Inventories, net	$ 35,675	$ 66,331	$ 679,732